EQUITY TRANSACTIONS (Details 2) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity Transactions Details 2
Number of Options Outstanding, Beginning	380,000	60,000	60,000
Number of Options Granted	214,900	320,000	0
Number of Options Exercised	0	0	0
Number of Options cancelled	0	0	0
Number of Options Outstanding, Ending	594,900	380,000	60,000	60,000
Number of Options Outstanding, Exercisable	209,975	125,000	30,000	15,000
Weighted Average Exercise Price Outstanding, Beginning	$ 3.95	$ 2.50	$ 2.50
Weighted Average Exercise Price Granted	0.95	4.22
Weighted Average Exercise Price Exercised	0.00
Weighted Average Exercise Price expired or Canceled	0.00
Weighted Average Exercise Price Outstanding, Ending	2.87	3.95	2.50	$ 2.50
Weighted Average Exercise Price Outstanding, Exercisable	$ 3.28	$ 3.95	$ 2.50	$ 2.50
Weighted Average Remaining Term, Outstanding	9 years 1 month 6 days	8 years 9 months 18 days	9 years 9 months 18 days
Weighted Average Remaining Term, Granted	9 years 9 months 18 days	9 years 3 months 18 days
Weighted Average Remaining Term, Outstanding	9 years 2 months 12 days	9 years 1 month 6 days	8 years 9 months 18 days
Weighted Average Remaining Term, Exercisable	9 years 2 months 12 days	9 years 1 month 6 days	8 years 9 months 18 days	9 years 9 months 18 days
Aggregate Intrinsic Value Outstanding, Beginning	$ 0	$ 0	$ 0
Aggregate Intrinsic Value Granted	$ 0	$ 0	$ 0
Aggregate Intrinsic Value Exercised	$ 0	$ 0	$ 0
Aggregate Intrinsic Value Options expired or cancelled	0	0	0
Aggregate Intrinsic Value Forfeited		$ 0	$ 0
Aggregate Intrinsic Value Outstanding, Ending	$ 0	$ 0	$ 0	$ 0
Aggregate Intrinsic Value Outstanding, Exercisable		$ 0	$ 0	$ 0